SIGNIFICANT ACCOUNTING POLICIES (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Certain Risks and Concentrations
Revenue generated from travel to properties as well as hotel, resort and homeowners association management services performed	$ 231.6	$ 211.1	$ 146.6
Revolving credit facility | LIBOR
Certain Risks and Concentrations
Reference rate	LIBOR
Applicable margin (as a percent)	2.25%
Revolving credit facility | Base rate
Certain Risks and Concentrations
Reference rate	Base Rate
Applicable margin (as a percent)	1.25%
Minimum | Revolving credit facility | LIBOR
Certain Risks and Concentrations
Applicable margin (as a percent)	1.25%
Minimum | Revolving credit facility | Base rate
Certain Risks and Concentrations
Applicable margin (as a percent)	0.25%
Maximum | Revolving credit facility | LIBOR
Certain Risks and Concentrations
Applicable margin (as a percent)	2.50%
Maximum | Revolving credit facility | Base rate
Certain Risks and Concentrations
Applicable margin (as a percent)	1.50%